Leases - Summary of Future Minimum Lease Payments Under Capital Lease Arrangements and Sale-Leaseback Financings (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Leases, Future Minimum Payments, Net Minimum Payments, Fiscal Year Maturity [Abstract]
Remaining 2021	$ 73.5
2021 and 2022	133.2	$ 146.2
2022 and 2023	124.6	131.8
2023 and 2024	114.7	123.2
2024 and 2025	116.7	113.4
2025		115.9
Thereafter	2,286.0	2,294.8
Total minimum lease payments	2,848.7	2,925.3
Less: amount representing interest	(1,885.1)	(1,936.3)
Present value of net minimum lease payments	963.6	989.0
Less: current portion	(44.2)	(55.9)
Capital leases, net of current portion	$ 919.4	$ 933.1	$ 891.7